Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ (1,189,252)	$ 1,432,755	$ 354,497
Net cash flows provided by (used in) investing activities	(46,178)	(66,306)	(315,627)
Net cash flows provided by (used in) financing activities	1,813,707	1,569,735	(69,923)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	867,964	3,058,317	$ 84,887
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	638,437	(109,188)
Net cash flows provided by (used in) investing activities	35,840	27,673
Net cash flows provided by (used in) financing activities	43,822	74,137
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ 718,099	$ (7,378)